DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended			6 Months Ended
	Feb. 09, 2021 $ / shares shares	Feb. 08, 2021 USD ($) $ / shares shares	Sep. 29, 2020	Dec. 31, 2021	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					28,750,000
Purchase price, per unit | $ / shares							$ 10.00
Proceeds from issuance initial public offering		$ 28,750,000
Proceeds from sale of Private Placement Warrants							$ 7,750,000
Transaction Costs		6,224,714
Underwriting fees		5,750,000
Other offering costs		$ 474,714
Payments for investment of cash in Trust Account							$ 287,500,000
Condition for future business combination number of businesses minimum			1				1
Maturity term of U.S. government securities		185 days
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account						80	80
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50	50
Minimum net tangible assets upon consummation of business combination							$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%			100.00%
Redemption period upon closure							10 days
Maximum Allowed Dissolution Expenses							$ 100,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares							$ 1.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	28,750,000	28,750,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 287,500,000
Payments for investment of cash in Trust Account		$ 287,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants						$ 7,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares							5,166,666
Price of warrant | $ / shares							$ 1.50
Proceeds from sale of Private Placement Warrants							$ 7,750,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	3,750,000	3,750,000
Purchase price, per unit | $ / shares	$ 10.00	$ 10.00
Sale of Private Placement Warrants (in shares) | shares						5,166,666